Property and Equipment (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2019		Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment, Gross		$ 2,709		$ 2,668	$ 2,643
Less accumulated depreciation and amortization		(1,879)		(1,585)	(1,189)
Total		830		1,083	1,454
Research and Development Equipment [Member]
Property, Plant and Equipment, Gross		$ 1,582		$ 1,552	1,349
Property, Plant and Equipment, Useful Life		5 years		5 years
Office and Computer Equipment [Member]
Property, Plant and Equipment, Gross		$ 753	[1]	$ 742 [1]	672
Property, Plant and Equipment, Useful Life		3 years	[1]	3 years
Autos [Member]
Property, Plant and Equipment, Gross		$ 54		$ 54	305
Property, Plant and Equipment, Useful Life		5 years		5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross		$ 37		$ 37	34
Property, Plant and Equipment, Useful Life		7 years		7 years
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross	[2]	$ 283		$ 283	283
Construction In Process [Member]
Property, Plant and Equipment, Gross

[1]	In August 2019, the Company disposed of computer equipment with a net book value of $2 resulting in a loss on the disposal of fixed assets of less than $1. In April and May 2019, the Company disposed of obsolete computer equipment with a net book value of $2 resulting in a loss on disposal of fixed assets of $2.
[2]	Shorter of lease term or estimated useful life